UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

    KALMAR
    POOLED
INVESTMENT
     TRUST
============                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


 COMMON STOCK -- 92.5%

 COMMERCIAL SERVICES -- 13.9%

      ADVERTISING/MARKETING SERVICES -- 0.7%
      ValueClick, Inc.*                                203,570     $  2,082,521
                                                                   ------------

      COMMERCIAL PRINTING/FORMS -- 0.6%
      InnerWorkings, Inc.*                             185,000        2,051,650
                                                                   ------------

      ENGINEERING/CONSTRUCTION -- 0.9%
      Chicago Bridge & Iron Co. N.V.                   139,660        2,687,058
                                                                   ------------

      ENVIRONMENTAL SERVICES -- 2.0%
      Clean Harbors, Inc.*                              35,680        2,410,184
      Tetra Tech, Inc.*                                167,060        4,019,463
                                                                   ------------
                                                                      6,429,647
                                                                   ------------

      FOOD DISTRIBUTORS -- 1.1%
      United Natural Foods, Inc.                       137,100        3,426,129
                                                                   ------------

      MEDICAL DISTRIBUTORS -- 1.5%
      PSS World Medical, Inc.*                         250,320        4,881,240
                                                                   ------------

      MISCELLANEOUS COMMERCIAL SERVICES -- 4.5%
      Concur Technologies, Inc.*                        42,660        1,632,172
      Constant Contact, Inc.*                           91,850        1,567,880
      Corrections Corporation of America*              229,614        5,705,908
      Global Traffic Network, Inc.*                     75,090          696,084
      SkillSoft PLC*ADR                                259,490        2,714,265
      Ultimate Software Group, Inc.*                    77,010        2,079,270
                                                                   ------------
                                                                     14,395,579
                                                                   ------------

      PERSONNEL SERVICES -- 0.8%
      MPS Group, Inc.*                                 266,320        2,684,506
                                                                   ------------

      WHOLESALE DISTRIBUTOR -- 1.8%
      MSC Industrial Direct Co., Inc. (A Shares)       124,115        5,717,978
                                                                   ------------
      TOTAL COMMERCIAL SERVICES                                      44,356,308
                                                                   ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


 COMMUNICATIONS -- 1.0%

      SPECIALTY COMMUNICATIONS -- 1.0%
      Cbeyond Communications, Inc.*                    225,190     $  3,240,484
                                                                   ------------
      TOTAL COMMUNICATIONS                                            3,240,484
                                                                   ------------

 CONSUMER DURABLES -- 2.0%

      AUTOMOTIVE AFTERMARKET -- 2.0%
      Barnes Group, Inc.                                84,830        1,715,263
      LKQ Corp.*                                       265,900        4,512,323
                                                                   ------------
      TOTAL CONSUMER DURABLES                                         6,227,586
                                                                   ------------

 CONSUMER NON-DURABLES -- 3.6%

      BEVERAGES -- 1.6%
      Central European Distribution Corp.*             111,355        5,056,631
                                                                   ------------

      FOOD: SPECIALTY/CANDY -- 1.1%
      SunOpta, Inc.*                                   565,390        3,482,802
                                                                   ------------

      HOUSEHOLD/PERSONAL CARE -- 0.9%
      Elizabeth Arden, Inc.*                           138,267        2,714,181
                                                                   ------------
      TOTAL CONSUMER NON-DURABLES                                    11,253,614
                                                                   ------------

 CONSUMER SERVICES -- 4.3%

      OTHER CONSUMER SERVICES -- 3.7%
      DeVry, Inc.                                      129,885        6,434,503
      HealthExtras, Inc.                                68,270        1,783,213
      Life Time Fitness, Inc.*                         107,890        3,373,720
                                                                   ------------
                                                                     11,591,436
                                                                   ------------

      RESTAURANTS -- 0.6%
      BJ's Restaurants, Inc.*                          167,525        2,000,248
                                                                   ------------
      TOTAL CONSUMER SERVICES                                        13,591,684
                                                                   ------------

 ELECTRONIC TECHNOLOGY -- 8.2%

      COMPUTER COMMUNICATIONS -- 0.4%
      Ixia*                                            182,600        1,345,762
                                                                   ------------

      ELECTRONIC PRODUCTION EQUIPMENT -- 2.8%
      ATMI, Inc.*                                      190,700        3,428,786
      FEI Co.*                                         137,850        3,282,208

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


      Tessera Technologies, Inc.*                      137,355     $  2,244,381
                                                                   ------------
                                                                      8,955,375
                                                                   ------------

      SEMICONDUCTORS -- 2.4%
      Atmel Corp.*                                     446,700        1,514,313
      Diodes, Inc.*                                     77,865        1,436,610
      Microsemi Corp.*                                 179,250        4,567,290
                                                                   ------------
                                                                      7,518,213
                                                                   ------------

      TELECOMMUNICATIONS EQUIPMENT -- 2.6%
      NICE-Systems Ltd.*ADR                            116,470        3,172,643
      Polycom, Inc.*                                   172,875        3,998,599
      Symmetricom, Inc.*                               219,780        1,092,306
                                                                   ------------
                                                                      8,263,548
                                                                   ------------
      TOTAL ELECTRONIC TECHNOLOGY                                    26,082,898
                                                                   ------------

 ENERGY -- 9.2%

      CONTRACT DRILLING -- 0.9%
      Atwood Oceanics, Inc.*                            81,280        2,958,592
                                                                   ------------

      OIL & GAS PRODUCTION -- 7.0%
      Delta Petroleum Corp.*                           237,835        3,229,799
      GMX Resources, Inc.*                              92,020        4,398,556
      Kodiak Oil & Gas Corp.*                          582,020          873,030
      Niko Resources, Ltd. (Canadian)                   78,345        4,211,527
      Parallel Petroleum Corp.*                        215,250        2,027,655
      Ultra Petroleum Corp.*                           137,075        7,585,731
                                                                   ------------
                                                                     22,326,298
                                                                   ------------

      OILFIELD SERVICES/EQUIPMENT -- 1.3%
      Core Laboratories N.V.*                           39,755        4,027,976
                                                                   ------------
      TOTAL ENERGY                                                   29,312,866
                                                                   ------------

 FINANCE -- 1.4%

      FINANCE/RENTAL/LEASING -- 1.2%
      Mobile Mini, Inc.*                               190,940        3,690,870
                                                                   ------------

      FINANCIAL CONGLOMERATES -- 0.2%
      National Financial Partners Corp.                 43,580          653,700
                                                                   ------------
      TOTAL FINANCE                                                   4,344,570
                                                                   ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


      HEALTHCARE -- 20.3%

      BIOTECHNOLOGY -- 2.9%
      Luminex Corp.*                                   178,620     $  4,467,286
      Martek Biosciences Corp.*                        148,330        4,660,529
                                                                   ------------
                                                                      9,127,815
                                                                   ------------

      HOSPITAL/NURSING MANAGEMENT -- 1.7%
      Psychiatric Solutions, Inc.*                     124,500        4,724,775
      Sunrise Senior Living, Inc.*                      53,020          731,146
                                                                   ------------
                                                                      5,455,921
                                                                   ------------

      MEDICAL SPECIALTIES -- 8.7%
      Analogic Corp.                                   103,430        5,146,677
      Cooper Companies, Inc. (The)                     184,090        6,398,968
      Immucor, Inc.*                                   136,730        4,369,891
      Meridian Bioscience, Inc.                        120,180        3,490,027
      ResMed, Inc.*                                    147,080        6,324,440
      SonoSite, Inc.*                                   57,630        1,809,582
                                                                   ------------
                                                                     27,539,585
                                                                   ------------

      SERVICES TO THE HEALTH INDUSTRY -- 7.0%
      Advisory Board Co. (The)*                         37,940        1,144,270
      Covance, Inc.*                                    45,175        3,993,922
      Eclipsys Corp.*                                  153,660        3,219,177
      eResearch Technology, Inc.*                      285,830        3,404,235
      Healthcare Services Group, Inc.                  168,360        3,079,305
      inVentiv Health, Inc.*                            81,190        1,433,815
      MedAssets, Inc.                                  105,930        1,821,996
      Phase Forward, Inc.*                             204,550        4,277,141
                                                                   ------------
                                                                     22,373,861
                                                                   ------------
      TOTAL HEALTHCARE                                               64,497,182
                                                                   ------------

 MATERIALS & PROCESSING -- 4.3%

      CHEMICALS: SPECIALTY -- 2.5%
      Albemarle Corp.                                  137,490        4,240,191
      Rogers Corp.*                                     97,000        3,587,060
                                                                   ------------
                                                                      7,827,251
                                                                   ------------

      INDUSTRIAL SPECIALTIES -- 1.8%
      Polypore International, Inc.*                    270,260        5,813,293
                                                                   ------------
      TOTAL MATERIALS & PROCESSING                                   13,640,544
                                                                   ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


 PRODUCER MANUFACTURING -- 2.4%

      ELECTRICAL PRODUCTS -- 0.8%
      EnerSys Inc.*                                    121,700     $  2,398,707
                                                                   ------------

      INDUSTRIAL MACHINERY -- 1.6%
      Actuant Corp. (A Shares)                          53,130        1,341,001
      Kennametal, Inc.                                 138,370        3,752,595
                                                                   ------------
                                                                      5,093,596
                                                                   ------------
      TOTAL PRODUCER MANUFACTURING                                    7,492,303
                                                                   ------------

 RETAIL TRADE -- 7.6%

      DISCOUNT STORES -- 0.6%
      Fred's, Inc.                                     133,276        1,895,185
                                                                   ------------

      DRUG & GROCERY STORE CHAINS -- 2.9%
      Longs Drug Stores Corp.                          120,440        9,110,082
                                                                   ------------

      FOOD-RETAIL -- 0.3%
      Susser Holdings Corp.*                            64,590          972,725
                                                                   ------------

      INTERNET RETAIL -- 1.3%
      1-800-FLOWERS.COM, Inc. (A Shares)*              230,920        1,390,138
      GameStop Corp. (A Shares)*                        82,460        2,820,957
                                                                   ------------
                                                                      4,211,095
                                                                   ------------

      SPECIALTY STORES -- 2.5%
      O'Reilly Automotive, Inc.*                       100,690        2,695,471
      Tractor Supply Co.*                              122,695        5,159,325
                                                                   ------------
                                                                      7,854,796
                                                                   ------------
      TOTAL RETAIL TRADE                                             24,043,883
                                                                   ------------

 TECHNOLOGY SERVICES -- 11.2%

      DATA PROCESSING SERVICES -- 3.6%
      CyberSource Corp.*                               444,740        7,164,762
      Heartland Payment Systems, Inc.                   69,930        1,787,411
      NeuStar, Inc.*                                   129,560        2,576,948
                                                                   ------------
                                                                     11,529,121
                                                                   ------------

      INFORMATION TECHNOLOGY SERVICES -- 0.4%
      Syntel, Inc.                                      55,530        1,360,485
                                                                   ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


      INTERNET SOFTWARE/SERVICES -- 5.0%
      Ariba, Inc.*                                     138,440     $  1,956,157
      DealerTrack Holdings, Inc.*                      151,620        2,553,281
      Digital River, Inc.*                              68,800        2,229,120
      NIC, Inc.                                        244,207        1,685,028
      Online Resources Corp.*                          130,900        1,017,093
      Progress Software Corp.*                         142,200        3,695,778
      RightNow Technologies, Inc.*                     212,705        2,673,702
                                                                   ------------
                                                                     15,810,159
                                                                   ------------

      PACKAGED SOFTWARE -- 2.2%
      ANSYS, Inc.*                                      58,530        2,216,531
      Macrovision Solutions Corp.*                     206,477        3,175,616
      OPNET Technologies, Inc.*                        112,145        1,365,926
                                                                   ------------
                                                                      6,758,073
                                                                   ------------
      TOTAL TECHNOLOGY SERVICES                                      35,457,838
                                                                   ------------

 TRANSPORTATION -- 2.6%

      AIR FREIGHT/COURIERS -- 1.3%
      UTi Worldwide, Inc.                              240,890        4,099,948
                                                                   ------------

      MARINE SHIPPING -- 1.3%
      Tidewater, Inc.                                   76,885        4,256,353
                                                                   ------------
      TOTAL TRANSPORTATION                                            8,356,301
                                                                   ------------

 UTILITIES -- 0.5%

      GAS DISTRIBUTORS -- 0.5%
      Clean Energy Fuels Corp.*                        119,280        1,687,812
                                                                   ------------
      TOTAL UTILITIES                                                 1,687,812
                                                                   ------------
      TOTAL COMMON STOCK (COST $261,592,593)                        293,585,873
                                                                   ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                                                                       FAIR
                                                      SHARES           VALUE
                                                    ----------     ------------


 MONEY MARKET SECURITIES -- 7.3%

 MONEY MARKET FUNDS -- 7.3%

      BlackRock Liquidity Funds TempCash Portfolio  11,651,578     $ 11,651,578
      BlackRock Liquidity Funds TempFund Portfolio  11,651,579       11,651,579
                                                                   ------------
      TOTAL MONEY MARKET SECURITIES (COST $23,303,157)               23,303,157
                                                                   ------------

      TOTAL INVESTMENTS (Cost $284,895,750) -- 99.8%               $316,889,030

      OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                     521,288
                                                                   ------------

      NET ASSETS -- 100.0%                                         $317,410,318
                                                                   ============
 *   Non-income producing security
 ADR - American Depository Receipt

 ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
     Aggregate cost                                 $284,921,853
                                                    ------------
     Gross unrealized appreciation                  $ 63,402,408
     Gross unrealized depreciation                   (31,435,231)
                                                    ------------
     Net unrealized appreciation                    $ 31,967,177
                                                    ============



     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual report.

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2008



                               FAS 157 DISCLOSURE
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with the investing in those securities.

                                                   Investments        Other
                                                       In           Financial
                   Valuation Inputs                Securities      Instruments
             --------------------------           -------------    ------------
Level 1 - Quoted Prices                            $316,889,030        $ --
Level 2 - Other Significant
                Observable Inputs                            --          --
Level 3 - Significant
                Unobservable Inputs                          --          --
                                                   ------------        ----
Total                                              $316,889,030        $ --
                                                   ============        ====

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Kalmar Pooled Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       November 11, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       November 11, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date                       November 11, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.